LOSS ON DISPOSAL OF SUBSIDIARY	12 Months Ended
Dec. 31, 2020
LOSS ON DISPOSAL OF SUBSIDIARY
LOSS ON DISPOSAL OF SUBSIDIARY

NOTE 13 – LOSS ON DISPOSAL OF SUBSIDIARY

To explore new business opportunity, the Group formed Jiayuan on November 22, 2018. The Group owned a 70% controlling interest in Jiayuan. Jiayuan had no activity in 2018.

On September 30, 2019, the Group entered into a Share Transfer Agreement with JYT, the owner of the remaining 30% equity interest (the non-controlling interest) in Jiayuan. JYT was not a related party of the Group. Pursuant to the Share Transfer Agreement, the Group transferred its 70% ownership interest in Jiayuan to JYT.

Yuan Zhang, the 100% owner of JYT, signed an Acquisition Agreement with the Group and agreed to pay a total of $143,538 (RMB1,000,000) to the Group in five installments over 35 months. The Group recorded the fair value of the note receivable of $126,712 as consideration for relinquishing its ownership interest in Jiayuan and settlement of obligations of Jiayuan to the Group. Thus, JYT became the 100% owner of Jiayuan immediately after September 30, 2019. The Group recorded a loss on disposal of subsidiary of $4,970. The Group had recorded its share of the operating loss of Jiayuan until the date of disposition, totaling $61,345. As Jiayuan had not commenced its planned rental operation as of the date of disposition, the Group concluded that Jiayuan was not a major line of business nor a major geographical area of operation of the reporting Group, and its disposal was not significant enough to be presented as discontinued operation.

The Group treated the $143,538 note receivable as a consideration from disposal of subsidiary. To determine the fair market value of the future payments, the Group used 5.75% as an annual discount rate, which consists of 4.75% Chinese benchmark business loan rate, plus 1% as a risk factor. The fair value of the future payments of $143,538 (RMB1,000,000) was assessed at $126,712 at September 30, 2019, the date when control is lost in Jiayuan. Due to delayed re-payments in 2020, the Group re-assessed note receivable, risk factor increased to 3% with no change of other factors. The present value of note receivable valued at $125,986. Of which, $72,191 was included in “Other receivable", $53,794 was presented under the caption of “Other receivable-long term” in the accompanying consolidated financial statements.

In 2020, the Group received one re-payment of $14,492 and recognized an interest income to $5,926, which was attributable to the passage of time.